MS P-3
                          SUPPLEMENT DATED MAY 19, 2005
                              TO THE PROSPECTUS OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                               MUTUAL BEACON FUND
                              MUTUAL DISCOVERY FUND
                              MUTUAL EUROPEAN FUND
                         MUTUAL FINANCIAL SERVICES FUND
                              MUTUAL QUALIFIED FUND
                               MUTUAL SHARES FUND
                                DATED MAY 1, 2005


The prospectus is amended as follows:

I. The manager line-up in the "Management" section on page 46 is replaced as follows:

The following individuals are jointly responsible for the day-to-day management of each of the named Funds. The portfolio manager for each Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the Fund's investment policies and strategy. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.

MUTUAL BEACON FUND
Michael J. Embler, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL DISCOVERY FUND
Anne E. Gudefin, Portfolio Manager
F. David Segal, Assistant Portfolio Manager

MUTUAL EUROPEAN FUND
Philippe Brugere-Trelat, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL FINANCIAL SERVICES FUND
Todd J. Jonasz, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL SHARES FUND
Peter A. Langerman, Portfolio Manager
Deborah A. Turner, Assistant Portfolio Manager
F. David Segal, Assistant Portfolio Manager

MUTUAL QUALIFIED FUND
Anne E. Gudefin, Portfolio Manager
Shawn M. Tumulty, Assistant Portfolio Manager


MICHAEL J. EMBLER, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL
Mr. Embler has been a member of the management team of the Funds since 2001, when he joined Franklin Templeton Investments. Mr. Embler assumed the duties of portfolio manager of the Mutual Beacon Fund in May 2005. Previously, he was the portfolio manager at Nomura Holding America, Inc.

ANNE E. GUDEFIN, CFA, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Gudefin has been a member of the management team of the Funds since 2000, when she joined Franklin Templeton Investments. Ms. Gudefin has been a portfolio manager for Mutual Qualified Fund since 2002. Previously, she was an analyst at Perry Capital.

TODD J. JONASZ, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Jonasz has been a portfolio manager for Mutual Financial Services Fund since 2002, when he joined Franklin Templeton Investments. Previously, he was a research analyst with Lazard Asset Management for the period 2000-2002. Also, he was Vice President in Donaldson, Lufkin & Jenrette's equity research department for the period 1995-1998.

CHARLES M. LAHR, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Lahr has been an assistant portfolio manager for Mutual Beacon and Mutual Financial Services Funds since 2004. He assumed the duties of assistant portfolio manager for Mutual European Fund in May 2005. He joined Franklin Templeton Investments in 2003. Previously, he was a senior analyst for the State of Wisconsin Investment Board for the period 2001-2003 and also worked for U.S. Bancorp and the Principal Financial Group.

PETER A. LANGERMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
Mr. Langerman rejoined Franklin Templeton Investments in April 2005 and assumed the duties of portfolio manager of the Mutual Shares Fund in May 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.

F. DAVID SEGAL CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Segal has been an assistant portfolio manager for Mutual Discovery Fund since 2004. He assumed the duties of assistant portfolio manager for Mutual Shares Fund in May 2005. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

PHILIPPE BRUGERE-TRELAT, VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Brugere-Trelat has been a manager of the Mutual European Fund since January 2005 and assumed the duties of lead portfolio manager in May 2005. He has been a member of the management team of the Funds since 2004, when he rejoined Franklin Templeton Investments (1984-1994). Previously, he was president and portfolio manager of Eurovest.

SHAWN M. TUMULTY, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Tumulty has been an assistant portfolio manager for Mutual Qualified Fund since 2003. He joined Franklin Templeton Investments in 2000. Prior to joining Franklin Templeton Investments, Mr. Tumulty was an analyst and portfolio manager at Hamilton Partners Limited.

DEBORAH A. TURNER, CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996.


               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE













MS PZ-3
                   SUPPLEMENT DATED MAY 19, 2005
                       TO THE PROSPECTUS OF
                 FRANKLIN MUTUAL SERIES FUND INC.
                        MUTUAL BEACON FUND
                       MUTUAL DISCOVERY FUND
                       MUTUAL EUROPEAN FUND
                  MUTUAL FINANCIAL SERVICES FUND
                       MUTUAL QUALIFIED FUND
                        MUTUAL SHARES FUND
                         DATED MAY 1, 2005


The prospectus is amended as follows:

I. The manager line-up in the "Management" section on page 39 is replaced with the following:

The following individuals are jointly responsible for the day-to-day management of each of the named Funds. The portfolio manager for each Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the Fund's investment policies and strategy. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.

MUTUAL BEACON FUND
Michael J. Embler, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL DISCOVERY FUND
Anne E. Gudefin, Portfolio Manager
F. David Segal, Assistant Portfolio Manager

MUTUAL EUROPEAN FUND
Philippe Brugere-Trelat, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL FINANCIAL SERVICES FUND
Todd J. Jonasz, Portfolio Manager
Charles M. Lahr, Assistant Portfolio Manager

MUTUAL SHARES FUND
Peter A. Langerman, Portfolio Manager
Deborah A. Turner, Assistant Portfolio Manager
F. David Segal, Assistant Portfolio Manager

MUTUAL QUALIFIED FUND
Anne E. Gudefin, Portfolio Manager
Shawn M. Tumulty, Assistant Portfolio Manager


MICHAEL J. EMBLER, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL
Mr. Embler has been a member of the management team of the Funds since 2001, when he joined Franklin Templeton Investments. Mr. Embler assumed the duties of portfolio manager of the Mutual Beacon Fund in May 2005. Previously, he was the portfolio manager at Nomura Holding America, Inc.

ANNE E. GUDEFIN, CFA, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Gudefin has been a member of the management team of the Funds since 2000, when she joined Franklin Templeton Investments. Ms. Gudefin has been a portfolio manager for Mutual Qualified Fund since 2002. Previously, she was an analyst at Perry Capital.

TODD J. JONASZ, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Jonasz has been a portfolio manager for Mutual Financial Services Fund since 2002, when he joined Franklin Templeton Investments. Previously, he was a research analyst with Lazard Asset Management for the period 2000-2002. Also, he was Vice President in Donaldson, Lufkin & Jenrette's equity research department for the period 1995-1998.

CHARLES M. LAHR, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Lahr has been an assistant portfolio manager for Mutual Beacon and Mutual Financial Services Funds since 2004. He assumed the duties of assistant portfolio manager for Mutual European Fund in May 2005. He joined Franklin Templeton Investments in 2003. Previously, he was a senior analyst for the State of Wisconsin Investment Board for the period 2001-2003 and also worked for U.S. Bancorp and the Principal Financial Group.

PETER A. LANGERMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
Mr. Langerman rejoined Franklin Templeton Investments in April 2005 and assumed the duties of portfolio manager of the Mutual Shares Fund in May 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.

F. DAVID SEGAL CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Segal has been an assistant portfolio manager for Mutual Discovery Fund since 2004. He assumed the duties of assistant portfolio manager for Mutual Shares Fund in May 2005. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

PHILIPPE BRUGERE-TRELAT, VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Brugere-Trelat has been a manager of the Mutual European Fund since January 2005 and assumed the duties of lead portfolio manager in May 2005. He has been a member of the management team of the Funds since 2004, when he rejoined Franklin Templeton Investments (1984-1994). Previously, he was president and portfolio manager of Eurovest.

SHAWN M. TUMULTY, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Tumulty has been an assistant portfolio manager for Mutual Qualified Fund since 2003. He joined Franklin Templeton Investments in 2000. Prior to joining Franklin Templeton Investments, Mr. Tumulty was an analyst and portfolio manager at Hamilton Partners Limited.

DEBORAH A. TURNER, CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN
MUTUAL
Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996.


         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE